united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Investment Partners Absolute Return Fund
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares				Value

	COMMON STOCKS - 68.2%
	APPAREL - 2.0%
1,800	NIKE, Inc. +			$ 122,940

	BANKS - 3.1%
1,200	Goldman Sachs Group, Inc. +			188,376

	BIOTECHNOLOGY - 7.2%
800	Biogen, Inc. * +			208,256
1,000	Celgene Corp. *			100,090
152,100	Special Diversified Opportunities, Inc. *			136,890
				445,236
	COMMERCIAL SERVICES - 0.9%
1,500	PayPal Holdings, Inc. * +			57,900

	COMPUTERS - 7.6%
2,670	Apple, Inc. +			291,003
22,000	BlackBerry Ltd. * +			177,980
				468,983
	DISTRIBUTION/WHOLESALE - 1.7%
53,000	MFC Industrial Ltd. *			104,940

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
1,257,000	Aberdeen International, Inc. *			118,787
4,000	Synchrony Financial * +			114,640
				233,427
	ELECTRICAL COMPONENTS AND EQUIPMENT - 2.8%
9,000	Canadian Solar, Inc. * +			173,520

	HOME FURNISHINGS - 2.9%
18,520	TiVo, Inc. * +			176,125

	INSURANCE - 1.8%
5,015	Greenlight Capital Re Ltd.*			109,277

	INTERNET - 1.8%
100	Alphabet, Inc. - Cl. A * +			76,290
1,000	Yahoo!, Inc. *			36,810
				113,100
	INVESTMENT FIRMS - 6.6%
9,128	Fifth Street Senior Floating Rate Corp.			72,385
34,206	Prospect Capital Corp.			248,677
17,439	TICC Capital Corp.			83,707
				404,769
	OFFICE/BUSINESS EQUIPMENT - 1.8%
10,000	Xerox Corp. +			111,600

	OIL & GAS - 6.7%
10,000	Sanchez Energy Corp. * +			54,900
23,250	Sanchez Production Partners LP			269,700
1,000	Suncor Energy, Inc.			27,810
39,000	Surge Energy, Inc.			62,400
				414,810

	PHARMACEUTICALS - 1.6%
5,500	Lannett Co., Inc. * +			98,615

	PIPELINES - 1.6%
14,000	Energy Transfer Equity LP +			99,820

	REAL ESTATE INVESTMENT TRUSTS - 3.3%
7,000	Chimera Investment Corp.			95,130
6,000	Government Properties Income Trust			107,100
				202,230
	SEMICONDUCTORS - 8.0%
4,000	Intel Corp. +			129,400
17,500	Micron Technology, Inc. * +			183,225
18,520	Rovi Corp. * +			102,550
1,000	Skyworks Solutions, Inc. +			77,900
				493,075
	SOFTWARE - 3.0%
694,188	DIAGNOS, Inc. *			21,468
3,000	Microsoft Corp. +			165,690
				187,158

	TOTAL COMMON STOCKS (Cost - $4,910,841)			4,205,901

	WARRANTS - 0.2%
15	View Central, LLC * (a)			6,272
18	View Central, LLC * (a)			5,276
	TOTAL WARRANTS (Cost - $1,875)			11,548

	EXCHANGE TRADED FUNDS - 22.4%
	EQUITY FUNDS - 22.4%
1,500	Health Care Select Sector SPDR Fund +			101,670
7,000	Market Vectors Gold Miners ETF +			139,860
2,500	Market Vectors Pharmaceutical ETF			143,700
4,000	ProShares Short Russell2000 *			248,320
10,000	ProShares Short S&P500 * +			204,100
4,000	SPDR S&P Biotech ETF			206,640
4,000	SPDR S&P Regional Banking ETF			150,560
15,000	United States Natural Gas Fund *			99,900
1,000	United States Short Oil Fund LP * +			85,540
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,415,573)			1,380,290

	MEMBERSHIP INTEREST - 0.3%
51	View Central, LLC * (a)			19,931
	MEMBERSHIP INTEREST (Cost - $50,829)			19,931

Principal Amount ($)		Coupon Rate (%)	Maturity
	BONDS & NOTES - 0.2%
10,852	View Central, LLC Convertible Note (a)	8.00	7/14/2025	12,896
	TOTAL BONDS & NOTES (Cost - $10,852)			12,896

Contracts **
	PURCHASED OPTIONS - 0.0%
	PURCHASED PUT OPTIONS - 0.0%
300	Blackberry Ltd., April 2016, Put @ $7			1,500
250	Micron Technology, Inc., April 2016, Put @ $9			500
	TOTAL PURCHASED OPTIONS (Cost - $6,363)			2,000

	TOTAL INVESTMENTS - 91.3% (Cost - $6,396,333) (b)			$ 5,632,566
	OTHER ASSETS AND LIABILITIES - NET - 8.7%			535,849
	NET ASSETS - 100.0%			$ 6,168,415

* Non-Income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ All or part of these securities were held as collateral for call options written as of March 31, 2016.
LP - Limited Partnership
LLC - Limited Liability Company
(a) Restricted securities. The aggregate value of such securities is 0.72% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, Including call options written, is $6,560,298 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 298,862
		Unrealized depreciation		(1,305,066)
		Net unrealized depreciation		$ (1,006,204)

Contracts **				Value
	CALL OPTIONS WRITTEN - (1.3)%
1	Alphabet, Inc., April 2016, Call @ $772.50			$ 1,955
10	Apple, Inc., April 2016, Call @ $106			3,250
75	Biogen, Inc., April 2016, Call @ $262.5			5,400
8	Blackberry, April 2016, Call @ $7.5			1,176
30	Canadian Solar, Inc., April 2016, Call @ $20			1,350
35	Canadian Solar, Inc., April 2016, Call @ $30			1,225
140	Energy Transfer Equity LP, April 2016, Call @ $7.50			2,800
6	Goldman Sachs Group, Inc., April 2016, Call @ $157.50			1,056
15	Health Care SPDR, April 2016, Call @ $69			525
40	Intel Corp., April 2016, Call @ $32			1,600
25	Lannett Co., Inc., April 2016, Call @ $22.50			250
70	Market Vectors Gold Miners ETF, April 2016, Call @ $19.50			4,200
75	Micron Technology, Inc., April 2016, Call @ $11			75
20	Microsoft Corp., April 2016, Call @ $55.50			1,260
20	Nike, Inc., April 2016, Call @ $62.50			1,100
15	Paypal Holdings, Inc., April 2016, Call @ $42			75
100	ProShares Short S&P500., May 2016, Call @ $21			2,400
50	Rovi Corp., April 2016, Call @ $20			7,875
50	Sanchez Energy Corp., April 2016, Call @ $4			6,750
50	Sanchez Energy Corp., April 2016, Call @ $5			3,750
10	Skyworks Solution, Inc., April 2016, Call @ $77.50			2,200
40	SPDR S&P Biotech ETF, April 2016, Call @ $50			9,400
10	Synchrony Financial., April 2016, Call @ $28			1,000
10	Synchrony Financial., April 2016, Call @ $29			250
40	TiVo, Inc., April 2016, Call @ $8			6,400
50	United States Natural Gas Fund LP, April 2016, Call @ $6			3,650
50	United States Natural Gas Fund LP, April 2016, Call @ $6.50			1,700
50	Xerox Corp., April 2016, Call @ $10			5,800
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $49,113)			$ 78,472

** Each call option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuations held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As mentioned above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,205,901	$ -	$ -	$ 4,205,901
Warrants	-	-	11,548	11,548
Exchange Traded Funds	1,380,290	-	-	1,380,290
Membership Interest	-	-	19,931	19,931
Bonds & Notes	-	-	12,896	12,896
Options Purchased	2,000	-	-	2,000
Total	$ 5,588,191	$ -	$ 44,375	$ 5,632,566
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 78,472	$ -	$ -	$ 78,472
Total	$ 78,472	$ -	$ -	$ 78,472
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Bonds & Notes	Warrants	Membership Interest
Beginning Balance 12/31/15 *	$ 16,504	$ 14,254	$ 25,506
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	(3,608)	(2,706)	(5,575)
Cost of Purchases	-	-	-
Proceeds from Sales	-	-	-
Accrued Interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending Balance 3/31/16	$ 12,896	$ 11,548	$ 19,931

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of security and collateral underlying the note (2) review of the investment’s Payment In Kind interest payments to verify they continue to be recorded on issuer’s books correctly (3) review of any additional debt being taken on by the issuer (4) issuer’s settlement discussions with unsecured creditors to potentially reduce issuer’s overall indebtedness. (5) review of competitors’ valuation characteristics in the issuer’s industry. Significant changes in any of those inputs in could result in a significantly lower or higher fair value measurement.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

When the Fund writes an option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The unrealized appreciation/(depreciation) on options written was $(29,359) as of the March 31, 2016.

The value of the derivative instruments outstanding as of March 31, 2016, as disclosed in the Portfolio of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/28/2016